Net Loss Per Share - Additional Information (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 29, 2020
Class of Stock [Line Items]
Number of shares that may be purchased by warrants (in shares)	5,979,442	15,277,974	24,876,512	24,876,512
Warrants exercised (in shares)	18,897,070	9,598,538
Warrant exercise price (in USD per share)		7,198,898
Common shares issued upon exercise of warrants (in shares)	14,172,780
Public Warrants
Class of Stock [Line Items]
Number of shares that may be purchased by warrants (in shares)			24,876,512	24,876,512
Warrant exercise price (in USD per share)				$ 11.50